Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 6,766	$ 1,019	$ 204
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expense	2,740	615	181
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 4,026	$ 404	$ 23